Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Nonrecoverability allowance cost		$ 100,000	$ 100,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ .001	$ .001	$ 0.001
Preferred stock, shares outstanding
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	29,380,969	29,380,969	26,905,969